Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
14.
LEASES

The Group has operating leases for warehouses, stores, office spaces, and delivery centers that the Group utilizes under lease arrangements.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease ROU assets	133,004	114,348
Operating lease liabilities-non-current	52,997	67,767
Operating lease liabilities-current	79,586	45,464
Total operating lease liabilities	132,583	113,231
Weighted average remaining lease term	2.39 years	3.30 years
Weighted average discount rate	4.31%	3.97%

14.
LEASES (Continued)

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	268,321	164,483	87,251
Short-term lease cost	420	275	2,080
Variable cost	9,166	973	1,117
Cash paid for operating leases	265,997	180,561	96,296
Right-of-use assets obtained in exchange for operating lease liabilities	269,601	76,040	36,263

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2023 is as follows:

As of December 31,
2023
RMB
2024	50,559
2025	27,589
2026	21,850
2027	12,578
2028	5,920
2029 and thereafter	2,916
Total lease payment	121,412
Less: interest	(8,181)
Present value of operating lease liability	113,231